Debt - Schedule of Future Maturities of Long Term Debt and Amortization of Debt Issuance Costs (Detail) - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020
Debt
2021 (remaining six months)	$ 4,148
2022	5,528
2023	5,528
2024	5,528
2025	519,855
Thereafter	149,544
Total	690,131
Debt Issuance Costs
2021 (remaining six months)	1,955
2022	3,618
2023	3,344
2024	3,090
2025	2,450
Thereafter	272
Total	$ 14,729	$ 16,684